Long-Term Debt - Other - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) credit_facility term_loan	Dec. 31, 2023 USD ($) term_loan	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	7.06%	7.59%
Foreign exchange (losses) gains	$ (1,396)	$ (5,354)	$ 25,478
Long-Term Debt, Maturity, Year One	177,800
Long-Term Debt, Maturity, Year Two	608,000
Long-Term Debt, Maturity, Year Three	54,800
Long-Term Debt, Maturity, Year Four	54,800
Long-Term Debt, Maturity, Year Five	45,600
Aggregate annual long-term debt principal repayments, thereafter	124,500
Long-term debt	$ 1,059,539	$ 1,068,022
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	5.65%	5.82%
Teekay Nakilat Joint Venture
Debt Instrument [Line Items]
Number of term loans | term_loan	1
Euro-denominated Term Loan
Debt Instrument [Line Items]
Number of term loans | term_loan		1
Marvel Swan Bridge Loan
Debt Instrument [Line Items]
Number of term loans | credit_facility	1
Financial Guarantee
Debt Instrument [Line Items]
Number of term loans | credit_facility	4
Long-term debt	$ 490,200
Financial Guarantee | Long Term Debt1
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	198.00%
Financial Guarantee | Long Term Debt4
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	150.00%
Financial Guarantee | Long Term Debt2
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	142.00%
Financial Guarantee | Long Term Debt3
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	186.00%
Financial Guarantee | Minimum | Long Term Debt1
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	110.00%
Financial Guarantee | Minimum | Long Term Debt4
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	110.00%
Financial Guarantee | Minimum | Long Term Debt2
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	120.00%
Financial Guarantee | Minimum | Long Term Debt3
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	120.00%